Finance Expenses - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of finance expense [line items]
Long-term debt	$ 317,948			$ 373,133
Loss on settlement of long-term debt	13,102
Write-off deferred financing costs	9,203
Additional interest costs	$ 3,899
Senior Notes 1 [member]
Disclosure of finance expense [line items]
Notes redeemed		$ 200
Long-term debt				266,435
Senior secured credit facility [member]
Disclosure of finance expense [line items]
Long-term debt			$ 70	$ 91,483